Quarterly Holdings Report
for
Fidelity® OTC Portfolio
October 31, 2021
OTC-NPRT1-1221
1.809071.118
Common Stocks - 98.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 23.9%
Entertainment - 2.5%
Activision Blizzard, Inc.	627,319	49,050
Electronic Arts, Inc.	2,340	328
NetEase, Inc. ADR	14,711	1,436
Netflix, Inc. (a)	844,466	582,943
Spotify Technology SA (a)	56,581	16,375
Take-Two Interactive Software, Inc. (a)	11,584	2,097
The Walt Disney Co. (a)	854,404	144,454
		796,683
Interactive Media & Services - 21.4%
Alphabet, Inc.:
Class A (a)	1,016,537	3,009,885
Class C (a)	320,016	948,979
Match Group, Inc. (a)	1,818,480	274,190
Meta Platforms, Inc. Class A (a)	3,604,743	1,166,387
Snap, Inc. Class A (a)	5,428,664	285,439
Tencent Holdings Ltd.	181,245	11,025
Tencent Holdings Ltd. sponsored ADR (b)	5,572,108	338,728
Twitter, Inc. (a)	9,708,143	519,774
Vimeo, Inc. (a)	283,388	9,559
Yandex NV Series A (a)	2,822,878	233,847
		6,797,813
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	62,861	7,231
TOTAL COMMUNICATION SERVICES		7,601,727
CONSUMER DISCRETIONARY - 16.5%
Automobiles - 1.0%
Tesla, Inc. (a)	274,600	305,904
Hotels, Restaurants & Leisure - 1.1%
Airbnb, Inc. Class A	1,171,620	199,949
Churchill Downs, Inc.	620,038	142,609
Marriott International, Inc. Class A (a)	42,832	6,854
Wynn Resorts Ltd. (a)	122,738	11,022
		360,434
Household Durables - 0.5%
Lennar Corp. Class A	1,439,970	143,896
Internet & Direct Marketing Retail - 10.3%
Alibaba Group Holding Ltd. sponsored ADR (a)	694,161	114,495
Amazon.com, Inc. (a)	683,242	2,304,186
ContextLogic, Inc. (b)	147,992	755
Deliveroo PLC Class A (a)(b)(c)	21,998,425	81,376
Etsy, Inc. (a)	372,381	93,352
Farfetch Ltd. Class A (a)	1,939,081	76,031
Global-e Online Ltd. (a)	1,080,181	62,499
Meituan Class B (a)(c)	7,086,600	241,147
MercadoLibre, Inc. (a)	79,880	118,304
Pinduoduo, Inc. ADR (a)	1,952,840	173,647
thredUP, Inc. (a)	87,235	1,888
Zomato Ltd. (d)	7,745,200	11,554
		3,279,234
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	289,631	31,211
Specialty Retail - 1.4%
Five Below, Inc. (a)	1,048,504	206,870
Lowe's Companies, Inc.	1,075,002	251,357
		458,227
Textiles, Apparel & Luxury Goods - 2.1%
Kontoor Brands, Inc.	5,864	311
lululemon athletica, Inc. (a)	1,002,256	467,061
LVMH Moet Hennessy Louis Vuitton SE	263,483	206,603
		673,975
TOTAL CONSUMER DISCRETIONARY		5,252,881
CONSUMER STAPLES - 1.1%
Beverages - 0.9%
Diageo PLC	2,575,768	128,149
Monster Beverage Corp. (a)	1,830,736	155,613
		283,762
Food & Staples Retailing - 0.2%
Costco Wholesale Corp.	121,703	59,822
Personal Products - 0.0%
The Honest Co., Inc.	159,105	1,441
TOTAL CONSUMER STAPLES		345,025
ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Cenovus Energy, Inc. (Canada)	166,540	1,992
Diamondback Energy, Inc.	712,000	76,319
EOG Resources, Inc.	13,811	1,277
Hess Corp.	778,516	64,282
Reliance Industries Ltd.	18,851,973	637,894
Reliance Industries Ltd.	998,144	25,334
Reliance Industries Ltd. sponsored GDR (c)	1,793,001	121,924
		929,022
FINANCIALS - 2.9%
Banks - 2.1%
Fifth Third Bancorp	4,570,004	198,932
Huntington Bancshares, Inc.	17,789,206	280,002
Signature Bank	570,810	169,999
Wintrust Financial Corp.	326,562	28,901
		677,834
Capital Markets - 0.7%
Coinbase Global, Inc. (a)	241,552	77,157
S&P Global, Inc.	299,456	141,990
		219,147
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(d)(e)	10,036,067	21,578
TOTAL FINANCIALS		918,559
HEALTH CARE - 7.2%
Biotechnology - 2.6%
Alnylam Pharmaceuticals, Inc. (a)	1,007,201	160,709
Amgen, Inc.	89,672	18,559
Arcutis Biotherapeutics, Inc. (a)	549,035	11,629
Ascendis Pharma A/S sponsored ADR (a)	273,826	41,515
ChemoCentryx, Inc. (a)	553,600	19,271
GenSight Biologics SA (a)(b)	213,826	1,745
Ionis Pharmaceuticals, Inc. (a)	31,918	1,017
Neurocrine Biosciences, Inc. (a)	669,096	70,529
Regeneron Pharmaceuticals, Inc. (a)	543,065	347,529
Relay Therapeutics, Inc. (a)	2,513,883	83,587
Trevena, Inc. (a)(b)	449,443	454
Vertex Pharmaceuticals, Inc. (a)	199,725	36,935
Xencor, Inc. (a)	1,145,795	45,328
		838,807
Health Care Equipment & Supplies - 1.9%
DexCom, Inc. (a)	426,217	265,623
Figs, Inc. Class A (a)(b)	45,427	1,527
Insulet Corp. (a)	754,513	233,914
Intuitive Surgical, Inc. (a)	157,317	56,812
Neuronetics, Inc. (a)	38,881	202
Outset Medical, Inc. (a)	40,305	2,147
Pulmonx Corp.	26,299	1,024
Tandem Diabetes Care, Inc. (a)	193,073	26,322
		587,571
Health Care Providers & Services - 0.8%
agilon health, Inc. (a)	437,233	10,712
Cigna Corp.	75,554	16,139
Guardant Health, Inc. (a)	960,649	112,194
Humana, Inc.	253,264	117,302
		256,347
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	46,423	84
Certara, Inc.	224,766	9,285
		9,369
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	902,464	145,540
Bruker Corp.	2,307,083	185,259
Nanostring Technologies, Inc. (a)(f)	2,436,531	117,684
Olink Holding AB ADR (a)	939,172	30,204
Seer, Inc. (b)	449,157	16,583
		495,270
Pharmaceuticals - 0.3%
AstraZeneca PLC sponsored ADR	1,518,324	94,713
Elanco Animal Health, Inc. (a)	89,396	2,939
TherapeuticsMD, Inc. (a)	344,585	251
		97,903
TOTAL HEALTH CARE		2,285,267
INDUSTRIALS - 2.4%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	203,488	85,463
Class C (a)(d)(e)	7,092	2,979
		88,442
Airlines - 0.3%
Copa Holdings SA Class A (a)(b)	1,060,732	78,452
Wheels Up Experience, Inc.	810,464	5,397
Wheels Up Experience, Inc.:
rights (a)(e)	11,102	58
rights (a)(e)	11,103	53
rights (a)(e)	11,102	63
		84,023
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	297,863	46,255
Electrical Equipment - 0.0%
Array Technologies, Inc.	185,516	3,961
Professional Services - 0.8%
Verisk Analytics, Inc.	1,216,870	255,871
YourPeople, Inc. (a)(e)	1,005,815	8
		255,879
Road & Rail - 0.9%
CSX Corp.	716,978	25,933
Lyft, Inc. (a)	3,046,199	139,729
Uber Technologies, Inc. (a)	2,459,657	107,782
		273,444
TOTAL INDUSTRIALS		752,004
INFORMATION TECHNOLOGY - 41.5%
IT Services - 4.1%
Gartner, Inc. (a)	1,148,023	381,040
MasterCard, Inc. Class A	673,160	225,859
MongoDB, Inc. Class A (a)	299,914	156,342
PayPal Holdings, Inc. (a)	864,331	201,035
Square, Inc. (a)	319,238	81,246
Twilio, Inc. Class A (a)	504,603	147,021
Visa, Inc. Class A	46,237	9,792
Wix.com Ltd. (a)	594,406	110,536
		1,312,871
Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices, Inc.	265,668	46,091
Applied Materials, Inc.	1,373,901	187,744
ASML Holding NV	418,259	339,994
Lam Research Corp.	371,401	209,310
Marvell Technology, Inc.	10,129,728	693,886
NVIDIA Corp.	4,684,919	1,197,793
NXP Semiconductors NV	189,327	38,028
Skyworks Solutions, Inc.	93,896	15,693
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,468,866	167,010
		2,895,549
Software - 18.9%
Adobe, Inc. (a)	637,490	414,598
ANSYS, Inc. (a)	186,454	70,774
Aspen Technology, Inc. (a)	1,076,647	168,700
Atom Tickets LLC (a)(d)(e)(g)(h)	516,103	305
Autodesk, Inc. (a)	384,042	121,976
Blend Labs, Inc.	178,619	2,590
Cadence Design Systems, Inc. (a)	1,138,595	197,102
Dropbox, Inc. Class A (a)	193,795	5,909
Duck Creek Technologies, Inc. (a)	24,893	784
Dynatrace, Inc. (a)	9,205	690
Elastic NV (a)	1,230,789	213,554
Epic Games, Inc. (a)(d)(e)	77,600	65,844
HIVE Blockchain Technologies Ltd. (a)(b)	2,528,743	8,929
Intuit, Inc.	457,860	286,616
Manhattan Associates, Inc. (a)	173,203	31,443
Microsoft Corp.	11,165,393	3,702,668
Procore Technologies, Inc. (a)	29,703	2,716
Salesforce.com, Inc. (a)	1,141,434	342,076
Stripe, Inc. Class B (a)(d)(e)	91,800	3,683
Synopsys, Inc. (a)	712,377	237,350
Taboola.com Ltd.	5,181,001	46,217
Workday, Inc. Class A (a)	70,782	20,525
Zoom Video Communications, Inc. Class A (a)	179,610	49,330
		5,994,379
Technology Hardware, Storage & Peripherals - 9.4%
Apple, Inc.	19,935,727	2,986,372
Western Digital Corp. (a)	287,154	15,015
		3,001,387
TOTAL INFORMATION TECHNOLOGY		13,204,186
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equinix, Inc.	44,968	37,641
Real Estate Management & Development - 0.1%
KE Holdings, Inc. ADR (a)	776,311	14,144
TOTAL REAL ESTATE		51,785
TOTAL COMMON STOCKS (Cost $13,961,363)		31,340,456

Preferred Stocks - 1.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.0%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series B (a)(d)	1,811,120	2,770

CONSUMER DISCRETIONARY - 0.7%
Internet & Direct Marketing Retail - 0.7%
Reddit, Inc.:
Series B(a)(d)(e)	1,337,584	82,655
Series C(a)(d)(e)	300,673	18,580
Series D(a)(d)(e)	929,200	57,419
Series E(d)(e)	33,800	2,089
Series F(d)(e)	1,250,100	77,249
		237,992
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (d)(e)	3,300	1,817

TOTAL CONSUMER DISCRETIONARY		239,809

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp.:
Series G(a)(d)(e)	62,037	26,055
Series H(a)(d)(e)	65,670	27,581
		53,636
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc.:
Series E (Escrow)(a)(d)(e)	1,416,796	44
Series F (Escrow)(a)(d)(e)	90,913	25
ByteDance Ltd. Series E1 (d)(e)	174,336	21,673
		21,742
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (d)(e)	41,000	2,438

Software - 0.0%
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	4,896,249	0
Stripe, Inc. Series H (d)(e)	39,000	1,565
		1,565
TOTAL INFORMATION TECHNOLOGY		25,745

TOTAL CONVERTIBLE PREFERRED STOCKS		321,960
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(d)(e)	103,940	9,534
Series B2(d)(e)	178,470	16,370
		25,904
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	30,303	19,854

TOTAL NONCONVERTIBLE PREFERRED STOCKS		45,758
TOTAL PREFERRED STOCKS (Cost $197,487)		367,718

Preferred Securities - 0.1%
	Principal Amount (i) (000s)	Value ($) (000s)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (d)(j)	20,654	25,645
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (d)(e)(j)	2,280	2,280
TOTAL PREFERRED SECURITIES (Cost $22,934)		27,925

Money Market Funds - 0.4%
	Shares	Value ($) (000s)
Fidelity Securities Lending Cash Central Fund 0.06% (k)(l) (Cost $131,511)	131,497,882	131,511

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $14,313,295)	31,867,610
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(85,858)
NET ASSETS - 100.0%	31,781,752

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $444,447,000 or 1.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $587,049,000 or 1.8% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	A portion of the security sold on a delayed delivery basis.
(h)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(i)	Amount is stated in United States dollars unless otherwise noted.
(j)	Security is perpetual in nature with no stated maturity date.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251
AppNexus, Inc. Series E (Escrow)	8/01/14 - 9/17/14	0
AppNexus, Inc. Series F (Escrow)	8/23/16	40
Atom Tickets LLC	8/15/17	3,115
ByteDance Ltd. Series E1	11/18/20	19,103
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011
Circle Internet Financial Ltd. 0%	5/11/21	20,654
Discord, Inc. Series I	9/15/21	1,817
Epic Games, Inc.	7/13/20 - 3/29/21	61,546
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
Reddit, Inc. Series B	7/26/17	18,989
Reddit, Inc. Series C	7/24/17	4,743
Reddit, Inc. Series D	2/04/19	20,151
Reddit, Inc. Series E	5/18/21	1,436
Reddit, Inc. Series F	8/11/21	77,249
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156
Space Exploration Technologies Corp. Class C	9/11/17	957
Space Exploration Technologies Corp. Series G	1/20/15	4,805
Space Exploration Technologies Corp. Series H	8/04/17	8,865
Starry, Inc. Series B	12/01/16	980
Stripe, Inc. Class B	5/18/21	3,684
Stripe, Inc. Series H	3/15/21	1,565
Tenstorrent, Inc. Series C1	4/23/21	2,438
Tenstorrent, Inc. 0%	4/23/21	2,280
Waymo LLC Series A2	5/08/20	8,925
Waymo LLC Series B2	6/11/21	16,370
Zomato Ltd.	12/09/20 - 2/05/21	4,734

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	177,437	452,111	629,548	4	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	78,878	569,595	516,962	211	-	-	131,511	0.4%
Total	256,315	1,021,706	1,146,510	215	-	-	131,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Nanostring Technologies, Inc.	151,325	-	359	-	159	(33,441)	117,684
Total	151,325	-	359	-	159	(33,441)	117,684

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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